As filed with the Securities and Exchange Commission on September 28, 2006

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No.   59

Registration Statement under the Investment Company Act of 1940

Amendment No.   61

AMERICAN SKANDIA TRUST

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

American Skandia Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b).
☐	on __________ pursuant to paragraph (b) of rule 485.
Ý	60 days after filing pursuant to paragraph (a)(1).
☐ on __________ pursuant to paragraph (a)(1).
☐ 75 days after filing pursuant to paragraph (a)(2).
☐	on __________ pursuant to paragraph (a)(2) of rule 485.

☐                                     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the Various Series of American Skandia Trust

(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of American Skandia Trust  (File Nos. 33-24962 and 811-5186) (the Registration Statement) is not intended to amend any of the prospectuses, dated May 1, 2006 and as amended and supplemented to date, or the statement of additional information, dated May 1, 2006 and as amended and supplemented to date. This Post-Effective Amendment No. 59 to the Registration Statement is being filed solely for the purpose of adding a prospectus supplement providing historical investment performance information for certain other funds managed by First Trust Advisors, L.P.

PROSPECTUS SUPPLEMENT DATED NOVEMBER __, 2006 TO PROSPECTUS DATED MAY 1, 2006

The section of the Prospectus relating to the AST First Trust Balanced Target Portfolio (the First Trust Balanced Portfolio) and the AST First Trust Capital Appreciation Target Portfolio (the First Trust Capital Appreciation Portfolio and, together with the First Trust Balanced Portfolio, the Portfolios), dated May 1, 2006 (the Prospectus), entitled “Past Performance” is hereby deleted in its entirety and replaced with the following:

PAST PERFORMANCE:

The First Trust Balanced Portfolio and the First Trust Capital Appreciation Portfolio have not completed a full calendar year of operations. As a result, no investment performance information for the First Trust Balanced Portfolio and the First Trust Capital Appreciation Portfolio is presented.

In seeking to achieve their respective investment objectives, the Portfolios allocate their respective assets across six uniquely specialized investment strategies (each, a First Trust Target Strategy and collectively, the First Trust Target Strategies). Each Portfolio has one fixed-income strategy (i.e., the Dow Jones Income Strategy), and five strategies that invest primarily in equity securities. As set forth in the Prospectus, the initial allocations across the First Trust Target Strategies are as follows:

First Trust Target Strategy	First Trust Balanced Portfolio	First Trust Capital Appreciation Portfolio
Dow Jones Income	35%	20%
NYSE International Target 25	10%	10%
Global Dividend Target 15	15%	20%
Value Line Target 25	15%	20%
Target Small Cap	5%	15%
The Dow Target Dividend	20%	N/A
Nasdaq Target 15	N/A	15%

First Trust Advisors L.P. (First Trust) currently serves as the subadviser to each of the Portfolios. First Trust also currently manages three separate stand-alone mutual funds that are used in connection with variable annuity contracts offered by American Skandia Life Assurance Corporation. The Global Dividend Target 15 Portfolio of First Defined Portfolio Fund, LLC (First Defined Portfolio Fund) is based entirely on the Global Dividend Target 15 strategy. The Value Line Target 25 Portfolio of First Defined Portfolio Fund is based entirely on the Value Line Target 25 strategy. The Nasdaq Target 15 Portfolio of First Defined Portfolio Fund is based entirely on the Nasdaq Target 15 strategy. First Trust has advised AST, American Skandia Investment Services, Incorporated, and Prudential Investments LLC that there are no differences in how these three strategies are applied for the stand-alone funds and how they are applied for the Portfolios.

The bar charts below show the annual total return for the Global Dividend Target 15 Portfolio of First Defined Portfolio Fund, the Value Line Target 25 Portfolio of First Defined Portfolio Fund, and the Nasdaq Target 15 Portfolio of First Defined Portfolio Fund for each full calendar year since each fund’s inception. The tables below also show the average annual total return for the Global Dividend Target 15 Portfolio of First Defined Portfolio Fund, the Value Line Target 25 Portfolio of First Defined Portfolio Fund, and the Nasdaq Target 15 Portfolio of First Defined Portfolio Fund for the past calendar year, five years and since each fund's inception.

As set forth in the table above, the Global Dividend Target 15 strategy is used in part by both Portfolios, the Value Line Target 25 strategy is used in part by both Portfolios, and the Nasdaq Target 15 strategy is used in part by the First Trust Capital Appreciation Portfolio. Because each Portfolio uses several additional First Trust Target Strategies, the investment performance information shown below does not represent the historical investment performance of the combined First Trust Target Strategies used for either Portfolio. The investment performance information shown below only represents the historical investment performance of other funds that have used some of the First Trust Target Strategies.

The bar charts and tables provide an indication of the risks of investing in funds that are based entirely on certain of the First Trust Target Strategies by showing changes in the funds’ investment performance from year-to-year and by showing how the funds’ average annual total returns compare to those of the relevant benchmark indices (i.e., broad measures of market performance). It should be noted that each of the Global Dividend Target 15 Portfolio of First Defined Portfolio Fund, the Value Line Target 25 Portfolio of First Defined Portfolio Fund, and the Nasdaq Target 15 Portfolio of First Defined Portfolio Fund (and by implication, the relevant First Trust Target Strategies) under-performed its benchmark index in certain years. Please also note that these benchmark indices do not reflect any deduction for fees, expenses, or taxes.

The tables below assume reinvestment of dividends and distributions. This historical investment performance information reflects the actual net overall operating expense ratios for the relevant funds. The actual net overall operating expense ratios for these comparable funds have been higher than the estimated net overall operating expense ratios for each of the Portfolios. The investment performance figures provided below, however, do not reflect the deduction of any charges that are imposed under a variable annuity contract, variable life insurance policy, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. Past investment performance is not a guarantee, and is not necessarily an indicator, of how any of the First Trust Target Strategies or the Portfolios will perform in the future.

NASDAQ(R) TARGET 15 PORTFOLIO

CALENDAR YEAR TOTAL RETURN AS OF 12/31*

[GRAPHIC TO BE INSERTED]

Performance Year Total Return

2000 -11.8%

2001 -28.2%

2002 -26.2%

2003 36.0%

2004 -2.7%

2005 3.3%

*The year-to-date return as of June 30, 2006 was 1.0%.

FOR THE YEARS SHOWN IN THE BAR CHART:

Best Quarter: Quarter Ended March 31, 2000	39.04%
Worst Quarter: Quarter Ended December 31, 2000	-39.76%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

Fund/Index	1 Year	5 Years	Since Inception (1)
NASDAQ(R) Target 15 Portfolio	3.3%	-6.2%	-1.1%
NASDAQ 100 Index (2)	1.9%	-6.6%	-6.5%

[1]	Commenced operations on October 6, 1999.

2 The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. (Bloomberg)

VALUE LINE(R) TARGET 25 PORTFOLIO

CALENDAR YEAR TOTAL RETURN AS OF 12/31*

[GRAPHIC TO BE INSERTED]

Performance Year Total Return

2000 -42.9%

2001 -55.5%

2002 -42.9%

2003 40.9%

2004 21.6%

2005 19.7%

*The year-to-date return as of June 30, 2006 was –3.3%

.

FOR THE YEARS SHOWN IN THE BAR CHART:

Best Quarter: Quarter Ended December 31, 2001	37.42%
Worst Quarter: Quarter Ended December 31, 2000	-44.66%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

Fund/Index	1 Year	5 Years	Since Inception (1)
Value Line(R) Target 25 Portfolio (2)	19.7%	-12.2%	-10.9%
Russell 3000 Index (3)	6.2%	1.6%	1.9%

[1]	Commenced operations on October 6, 1999.

2 Effective April 30, 2002, based upon the determination of the fund’s Board of Trustees, the fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The fund’s primary investment strategy was also changed. The performance figures provided reflect the fund’s performance prior to the name change and the change of the primary investment strategy.

3 The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

CALENDAR YEAR TOTAL RETURN AS OF 12/31*

[GRAPHIC TO BE INSERTED]

Performance Year Total Return

2000 2.0%

2001 -2.4%

2002 -14.7%

2003 34.1%

2004 25.4%

2005 10.2%

* The year-to-date return as of June 30, 2006 was 13.6%.

FOR THE YEARS SHOWN IN THE BAR CHART:

Best Quarter: Quarter Ended June 30, 2003	26.76%
Worst Quarter: Quarter Ended September 30, 2002	-17.70%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

Fund/Index	1 Year	5 Years	Since Inception (1)
Global Dividend Target 15 Portfolio (2)	10.2%	9.0%	7.0%
MSCI Developed Markets World Index (3)	9.5%	2.2%	1.6%

[1]	Commenced operations on October 6, 1999.

2 Effective May 2, 2005, based upon the determination of the fund's Board of Trustees, the fund changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

3 The Morgan Stanley Capital International Developed Markets World Index (“MSCI Developed Markets World Index”) is based on the share prices of approximately 1,600 companies listed on stock exchanges in the 22 countries that make up the MSCI National Indices. (Bloomberg)

Part C

Other Information

Item 23. Exhibits

(a) (1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c) None.

(d) (1a) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(1b) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant.

(2) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(3) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Money Market Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(4) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(5) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(6) Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(7) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(8) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(9) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(10) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST William Blair International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(11) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the LSV International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(12) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(13) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(14) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(15) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(16) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(17) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(18) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(19) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(20) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(21) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(22) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(23) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(24) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(25) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(26) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(27) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(28) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Managed Index 500 Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(29) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(30) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(31) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(32) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(33) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(34) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(35) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(36) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Core Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(37) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(38) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(39) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(40) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(41) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(42) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(43) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(44) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(45) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f) None.

(g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(2) Transfer Agency Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(h) (1) Amended Administration Agreement between Registrant and Provident Financial Processing Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(3) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investments Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(4) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(5) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(i) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(j) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k) None.

(l) Certificate re:  initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m) None.

(n) None.

(p) (1) Form of Code of Ethics of Registrant pursuant to Rule 17j-1. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(2) Form of Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3) Form of Code of Ethics of Alliance Capital Management L.P. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(4) Form of Code of Ethics of American Century Investment Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(5) Form of Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(6) Form of Code of Ethics of Deutsche Asset Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 43 to Registration Statement, which Amendment was filed via EDGAR on December 10, 2001, and is incorporated herein by reference.

(7) Form of Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(8) Form of Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(9) Form of Code of Ethics of Goldman Sachs Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(10) Form of Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(11) Form of Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(12) Form of Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(13) Form of Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(14) Form of Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(15) Form of Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(16) Form of Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(17) Form of Code of Ethics of T. Rowe Price Associates, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(18) Form of Code of Ethics of T. Rowe Price International, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(19) Form of Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(20) Form of Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(21) Form of Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(22) Form of Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(23) Form of Code of Ethics of First Trust Advisors, L.P. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(q) Power of Attorney. Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registration Statement, which Amendment was filed via EDGAR on December 13, 2005, and is incorporated herein by reference.

ITEM 24 .	Persons Controlled By or Under Common Control with Registrant

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by American Skandia Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”

ITEM 25.	Indemnification

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of Investment Adviser

American Skandia Investment Services, Incorporated (“ASISI”), One Corporate Drive, Shelton, Connecticut 06484,  and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASISI is included in ASISI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

ITEM 27.	Principal Underwriter

Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts.  The Trust has no principal underwriter or distributor.

ITEM 28.	Location of Accounts and Records

Records regarding the Registrant’s securities holdings are maintained at Registrant’s Custodian, PFPC Trust Company, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113. Certain records with respect to the Registrant’s securities transactions are maintained at the offices of the various sub-advisors to the Registrant. The Registrant’s corporate records are maintained at its offices at Gateway Center 3, 100 Mulberry Street, Newark NJ 07102.

ITEM 29.	Management Services

None.

ITEM 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of September, 2006.

AMERICAN SKANDIA TRUST

By:	* John P. Schwartz
John P. Schwartz
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*DAVID R. ODENATH, JR.	President (Principal Executive Officer) and Trustee
David R. Odenath, Jr.

*GRACE C. TORRES	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

*SAUL K. FENSTER	Trustee
Saul K. Fenster

*DELAYNE DEDRICK GOLD	Trustee
Delayne Dedrick Gold

*ROBERT F. GUNIA	Trustee and Vice President
Robert F. Gunia

*W. SCOTT MCDONALD, JR	Trustee
W. Scott McDonald, Jr.

*THOMAS T. MOONEY	Chairman and Trustee
Thomas T. Mooney

*THOMAS M. O’BRIEN	Trustee
Thomas M. O’Brien

*JOHN A. PILESKI	Trustee
John A. Pileski

*F. DON SCHWARTZ	Trustee
F. Don Schwartz

*By: /s/ John P. Schwartz		September 28, 2006
John P. Schwartz
Assistant Secretary, Attorney-in-fact

Exhibits

(j)	Consent of Independent Registered Public Accounting Firm.

Exhibit (j)

Consent of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

American Skandia Trust:

We consent to the references to our firm, in this Post-Effective Amendment No. 59 to the Registration Statement (No. 033-24962) on Form N-1A of American Skandia Trust, under the headings “Independent Registered Public Accounting Firm” in the Prospectus and “Financial Statements” in the Statement of Additional Information.

KPMG LLP

New York, New York

September 26, 2006